UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455
                                                     ---------

                           Phoenix Opportunities Trust
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,          John H. Beers, Esq.
     Counsel and Secretary for Registrant      Vice President and Counsel
        Phoenix Life Insurance Company       Phoenix Life Insurance Company
               One American Row                     One American Row
           Hartford, CT 06103-2899               Hartford, CT 06103-2899
   ----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of Fiscal Year End: September 30
                                               ------------

                    Date of Reporting Period: March 31, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[GRAPHIC OMITTED]


                                                               SEMIANNUAL REPORT


PHOENIX BOND FUND

PHOENIX EARNINGS DRIVEN GROWTH FUND

PHOENIX GROWTH OPPORTUNITIES FUND










TRUST NAME:
PHOENIX OPPORTUNITIES TRUST


March 31, 2007

WOULDN'T YOU RATHER HAVE THIS
DOCUMENT E-MAILED TO YOU?
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
E-DELIVERY AT PHOENIXFUNDS.COM
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Opportunities Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO THE SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

     We are pleased to provide this report for the six months ended March 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

     At Phoenix, we strive to provide investors with choice. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

    We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

     Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

     For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

     As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

APRIL 2007

TABLE OF CONTENTS


Disclosure of Fund Expenses........................................................................................   3
Phoenix Bond Fund..................................................................................................   4
Phoenix Earnings Driven Growth Fund................................................................................  14
Phoenix Growth Opportunities Fund..................................................................................  20
Notes to Financial Statements......................................................................................  26
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements.................................  31
Results of Shareholder Meeting.....................................................................................  35


--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

PHOENIX OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF SEPTEMBER 30, 2006 TO
MARCH 31, 2007)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.


EXPENSE TABLE
-------------------------------------------------------------------------------------
                                      Beginning     Ending                   Expenses
                                       Account      Account    Annualized      Paid
                                        Value        Value       Expense      During
                                       9/30/06      3/31/07       Ratio       Period*
-------------------------------------------------------------------------------------
BOND FUND
-------------------------------------------------------------------------------------
ACTUAL
Class I ................             $1,000.00    $1,028.70       0.88%       $4.45
Class A ................              1,000.00     1,027.50       1.14         5.76
Class B ................              1,000.00     1,023.30       1.89         9.53
Class C ................              1,000.00     1,023.20       1.89         9.53

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I ................              1,000.00     1,020.49       0.88         4.44
Class A ................              1,000.00     1,019.18       1.14         5.76
Class B ................              1,000.00     1,015.39       1.89         9.54
Class C ................              1,000.00     1,015.39       1.89         9.54
-------------------------------------------------------------------------------------
EARNINGS DRIVEN GROWTH FUND
-------------------------------------------------------------------------------------
ACTUAL
Class I ................             $1,000.00    $1,058.30       1.26%       $6.47
Class A ................              1,000.00     1,056.80       1.51         7.74
Class B ................              1,000.00     1,053.60       2.26        11.57
Class C ................              1,000.00     1,053.60       2.26        11.57

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I ................              1,000.00     1,018.57       1.26         6.36
Class A ................              1,000.00     1,017.31       1.51         7.62
Class B ................              1,000.00     1,013.52       2.26        11.41
Class C ................              1,000.00     1,013.52       2.26        11.41
-------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND
-------------------------------------------------------------------------------------
ACTUAL
Class A ................             $1,000.00    $1,072.80       1.30%       $6.72
Class C ................              1,000.00     1,068.90       2.05        10.57

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A ................              1,000.00     1,018.37       1.30         6.56
Class C ................              1,000.00     1,014.58       2.05        10.35
-------------------------------------------------------------------------------------


*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF
 WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX BOND FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            3/31/07
--------------------------------------------------------------------------------
As a percentage of total investments


                           [GRAPHIC OMITTED]
      EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

o Agency Mortgage-Backed Securities                                27%
o Domestic Corporate Bonds                                         23
o U.S. Government Securities                                       16
o Foreign Corporate Bonds                                           4
o Debt Index Securities                                             4
o Non-Agency Mortgage-Backed Securities                             3
o Other (includes short-term investments)                          23


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
U.S. GOVERNMENT SECURITIES--20.0%

U.S. TREASURY BONDS--2.7%
U.S. Treasury Bond 6.25%, 8/15/23 ..................   $  2,205   $   2,531,444

U.S. TREASURY NOTES--17.3%
U.S. Treasury Note 4.875%, 5/15/09 .................      5,245       5,273,276
U.S. Treasury Note 4%, 11/15/12(e) .................     10,325      10,053,969
U.S. Treasury Note 4.75%, 5/15/14 ..................        855         862,714
                                                                  -------------
                                                                     16,189,959
                                                                  -------------
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $18,579,150)                                        18,721,403
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--33.3%

FHLMC 7.50%, 7/1/09 ................................         13          13,155
FHLMC 7.50%, 4/1/14 ................................         54          57,271
FHLMC 7%, 4/1/16 ...................................         40          41,928
FHLMC 5.50%, 9/15/17 ...............................        340         342,484
FHLMC 5%, 3/15/19 ..................................        455         446,744
FHLMC 7%, 1/1/33 ...................................        317         328,649
FHLMC 5.532%, 2/1/34(c) ............................        244         246,738
FNMA 7%, 5/1/14 ....................................         41          42,459
FNMA 8%, 1/1/15 ....................................          8           8,585
FNMA 5.238%, 7/1/33(c) .............................        230         232,606
FNMA 5.177%, 9/1/33(c) .............................        136         137,272
FNMA 5.396%, 11/1/33(c) ............................        239         241,984
FNMA 5.489%, 12/1/33(c) ............................        134         135,634
FNMA 4.79%, 3/1/34(c) ..............................        274         277,691
FNMA 3.616%, 4/1/34(c) .............................        181         182,840
FNMA 4.50%, 1/1/35 .................................        491         461,958
FNMA 5.281%, 5/1/35(c) .............................      4,162       4,150,209
FNMA 5%, 2/1/37 ....................................      6,187       5,977,330


                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
AGENCY MORTGAGE-BACKED SECURITIES--continued

FNMA 5.50%, 2/1/37 .................................   $  7,760   $   7,697,556
FNMA 5%, 3/1/37 ....................................      5,715       5,520,988
FNMA TBA 5.50%, 5/1/21(f) ..........................      4,490       4,499,824
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,165,703)                                        31,043,905
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--28.2%

ADVERTISING--0.2%
Affinion Group, Inc. 10.125%, 10/15/13 .............        150         164,250

AEROSPACE & DEFENSE--0.6%
Armor Holdings, Inc. 8.25%, 8/15/13  ...............        105         110,775
Esterline Technologies Corp. 7.75%, 6/15/13 ........         30          30,975
Honeywell International, Inc. 5.40%, 3/13/09(c) ....         95          95,078
L-3 Communications Corp. 5.875%, 1/15/15 ...........        140         136,675
United Technologies Corp. 4.875%, 5/1/15 ...........        215         208,240
                                                                  -------------
                                                                        581,743
                                                                  -------------
APPLICATION SOFTWARE--0.2%
Intuit, Inc. 5.75%, 3/15/17 ........................        155         152,918

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
(Germany) 5.75%, 9/8/11 ............................        225         228,585

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. 8.875%, 1/1/14 .........................         95         102,838

BIOTECHNOLOGY--0.3%
Amgen, Inc. 4.85%, 11/18/14 ........................        305         295,317


                       See Notes to Financial Statements

Phoenix Bond Fund


                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
BROADCASTING & CABLE TV--1.0%
Charter Communications Operating LLC/
Charter Communications Operating
Capital 144A 8.375%, 4/30/14(b) ....................   $    150   $     156,938
Comcast Corp. 5.85%, 11/15/15 ......................        320         324,949
Comcast Corp. 6.45%, 3/15/37 .......................        115         115,131
EchoStar DBS Corp. 7.125%, 2/1/16 ..................        225         233,437
Mediacom Broadband LLC 8.50%, 10/15/15 .............        110         113,025
                                                                  -------------
                                                                        943,480
                                                                  -------------
BUILDING PRODUCTS--0.1%
Ply Gem Industries, Inc. 9%, 2/15/12 ...............         55          47,988

CASINOS & GAMING--0.8%
American Real Estate Partners LP/American
Real Estate Finance Corp. 7.125%, 2/15/13 ..........        185         183,612
MGM MIRAGE 6.75%, 9/1/12 ...........................        105         104,869
MGM MIRAGE 6.625%, 7/15/15 .........................         45          43,425
OED Corp./Diamond Jo LLC 8.75%, 4/15/12 ............         65          64,838
Station Casinos, Inc. 7.75%, 8/15/16 ...............        245         252,656
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp. 6.625%, 12/1/14 ......................        105         104,475
                                                                  -------------
                                                                        753,875
                                                                  -------------

COAL & CONSUMABLE FUELS--0.3%
Arch Western Finance LLC 6.75%, 7/1/13 .............        150         148,313
Peabody Energy Corp. Series B 6.875%, 3/15/13 ......        165         168,712
                                                                  -------------
                                                                        317,025
                                                                  -------------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 5.625%, 1/15/12 ........        105         105,906
Donnelley (R.R.) & Sons Co. 6.125%, 1/15/17 ........        105         105,600
                                                                  -------------
                                                                        211,506
                                                                  -------------

COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. 5.50%, 2/22/16 .................        640         644,428
Dycom Industries, Inc. 8.125%, 10/15/15 ............         90          94,950
                                                                  -------------
                                                                        739,378
                                                                  -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Trinity Industries, Inc. 6.50%, 3/15/14 ............         90          89,550

CONSTRUCTION MATERIALS--0.0%
Momentive Performance Materials, Inc. ..............
144A 9.75%, 12/1/14(b) .............................         40          41,400

CONSUMER FINANCE--1.5%
American General Finance Corp. 4%, 3/15/11 .........        450         430,609
Capital One Financial Corp. 6.15%, 9/1/16 ..........        260         263,715
Ford Motor Credit Co. 8.625%, 11/1/10 ..............        140         142,982

GMAC LLC 6.75%, 12/1/14 ............................        130         127,990
Residential Capital LLC 6.375%, 6/30/10 ............        235         234,937
Residential Capital LLC 6.50%, 4/17/13 .............        235         232,769
                                                                  -------------
                                                                      1,433,002
                                                                  -------------


                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
DIVERSIFIED BANKS--0.3%
HSBC Bank USA NA 5.875%, 11/1/34 ...................   $     45   $      44,006
Wells Fargo & Co. 5.125%, 9/15/16 ..................        275         270,199
                                                                  -------------
                                                                        314,205
                                                                  -------------
DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V
6.243%, 5/29/49(c) .................................        260         268,420

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
FTI Consulting, Inc. 7.75%, 10/1/16  ...............        120         126,600
International Lease Finance Corp. 5.625%, 9/20/13 ..        130         132,507
                                                                  -------------
                                                                        259,107
                                                                  -------------

ELECTRIC UTILITIES--0.2%
Reliant Energy, Inc. 9.50%, 7/15/13  ...............        175         191,406

FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
Mosaic Co. (The) 144A 7.625%, 12/1/16(b) ...........        125         132,500
Terra Capital, Inc. 144A 7%, 2/1/17(b) .............         50          50,000
Tronox Worldwide LLC/Tronox Finance Corp.
9.50%, 12/1/12 .....................................        150         159,750
                                                                  -------------
                                                                        342,250
                                                                  -------------

FOOD RETAIL--0.1%
Stater Bros. Holdings, Inc. 8.855%, 6/15/10(c) .....        105         107,100
Stater Bros. Holdings, Inc. 8.125%, 6/15/12 ........         25          25,875
                                                                  -------------
                                                                        132,975
                                                                  -------------

FOREST PRODUCTS--0.2%
Weyerhaeuser Co. 6.95%, 8/1/17 .....................        170         179,995

GAS UTILITIES--0.1%
Ferrellgas Escrow LLC/ Ferrellgas Finance
Escrow Corp. 6.75%, 5/1/14 .........................        115         113,275

HEALTH CARE DISTRIBUTORS--0.1%
McKesson Corp. 5.25%, 3/1/13 .......................        100          99,695

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 144A 9.25%, 11/15/16(b) ..................         15          16,219
US Oncology, Inc. 10.75%, 8/15/14 ..................        125         140,000
                                                                  -------------
                                                                        156,219
                                                                  -------------

HEALTH CARE SERVICES--0.4%
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08 .....................................        335         340,025
Omnicare, Inc. 6.875%, 12/15/15 ....................         40          40,550
                                                                  -------------
                                                                        380,575
                                                                  -------------

HOME FURNISHINGS--0.4%
Mohawk Industries, Inc. 6.125%, 1/15/16 ............        355         356,274

HOMEBUILDING--0.3%
Horton (D.R.), Inc. 7.50%, 12/1/07 .................        234         237,000


                       See Notes to Financial Statements

Phoenix Bond Fund


                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc. 5.375%, 1/15/16 ...............   $    545   $     523,754

HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp. 5.50%, 3/15/17 ..............        165         165,355

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
TXU Corp. Series P 5.55%, 11/15/14 .................        110          97,975

INDUSTRIAL MACHINERY--0.1%
Valmont Industries, Inc. 6.875%, 5/1/14 ............        110         110,963

INTEGRATED OIL & GAS--1.4%
Conoco Funding Co. 6.35%, 10/15/11 .................      1,000       1,050,390
ConocoPhillips Canada Funding Co.
5.625%, 10/15/16 ...................................        230         233,811
                                                                  -------------
                                                                      1,284,201
                                                                  -------------
INTEGRATED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc. 5.875%, 2/1/12 ..........................      1,200       1,231,553
BellSouth Corp. 5.46%, 8/15/08(c) ..................        235         235,122
Cincinnati Bell, Inc. 7.25%, 7/15/13 ...............        130         135,525
New Cingular Wireless Services, Inc.
8.75%, 3/1/31 ......................................        125         161,243
Qwest Communications International, Inc.
Series B 7.50%, 2/15/14 ............................         70          72,450
Qwest Corp. 8.875%, 3/15/12 ........................        185         205,350
Telcordia Technologies, Inc. 144A
10%, 3/15/13(b) ....................................         50          47,000
Verizon Global Funding Corp. 7.75%, 12/1/30 ........        240         278,181
                                                                  -------------
                                                                      2,366,424
                                                                  -------------

INVESTMENT BANKING & BROKERAGE--0.8%
E*Trade Financial Corp. 7.375%, 9/15/13 ............        115         120,750
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13 ....................................        155         153,487
Lehman Brothers Holdings, Inc. 5.50%, 4/4/16 .......        265         263,504
Merrill Lynch & Co., Inc. 6.11%, 1/29/37 ...........        195         189,046
                                                                  -------------
                                                                        726,787
                                                                  -------------

LEISURE PRODUCTS--0.1%
K2, Inc. 7.375%, 7/1/14 ............................         90          89,775

LIFE & HEALTH INSURANCE--2.7%
Lincoln National Corp. 6.05%, 4/20/17(c) ...........         50          48,860
MetLife, Inc. 6.125%, 12/1/11 ......................      1,500       1,566,504
MetLife, Inc. 6.40%, 12/15/66 ......................        325         317,328
Protective Life Secured Trust 4%, 4/1/11 ...........        300         288,518


                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
LIFE & HEALTH INSURANCE--CONTINUED
Protective Life Secured Trust 05-A
5.44%, 1/14/08(c) ..................................   $    180   $     180,139
UnumProvident Finance Co. plc 144A
6.85%, 11/15/15(b) .................................        135         141,005
                                                                  -------------
                                                                      2,542,354
                                                                  -------------

LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc. 6.125%, 7/1/15         10          10,024

MANAGED HEALTH CARE--0.1%
Coventry Health Care, Inc. 6.125%, 1/15/15 .........        135         137,349

METAL & GLASS CONTAINERS--0.5%
Ball Corp. 6.875%, 12/15/12 ........................         56          56,840
Crown Americas LLC/Crown Americas
Capital Corp. 7.75%, 11/15/15 ......................         40          41,800
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09 ....................................        372         381,300
                                                                  -------------
                                                                        479,940
                                                                  -------------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 5.875%, 11/15/16 .................        110         110,916
Time Warner, Inc. 6.50%, 11/15/36 ..................        110         109,688
                                                                  -------------
                                                                        220,604
                                                                  -------------

MULTI-LINE INSURANCE--0.5%
Genworth Financial, Inc. 6.15%, 11/15/66(c) ........        135         132,973
Genworth Global Funding Trust 5.125%, 3/15/11 ......        160         160,019
Loews Corp. 5.25%, 3/15/16 .........................        170         166,670
                                                                  -------------
                                                                        459,662
                                                                  -------------

MULTI-UTILITIES--0.4%
Consolidated Edison Company of
New York, Inc. 5.85%, 3/15/36 ......................        125         123,773
Midamerican Energy Co. 5.80%, 10/15/36 .............        245         241,553
                                                                  -------------
                                                                        365,326
                                                                  -------------

OFFICE REITS--0.1%
Duke Realty LP 5.625%, 8/15/11 .....................         75          75,870

OIL & GAS EQUIPMENT & SERVICES--0.3%
Gulfmark Offshore, Inc. 7.75%, 7/15/14 .............        180         183,600
Seitel, Inc. 144A 9.75%, 2/15/14(b)  ...............         90          91,575
                                                                  -------------
                                                                        275,175
                                                                  -------------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Apache Corp. 6%, 1/15/37 ...........................        185         184,222
Chesapeake Energy Corp. 6.625%, 1/15/16 ............        220         222,750
Plains Exploration & Production Co. 7%, 3/15/17 ....         55          55,550
                                                                  -------------
                                                                        462,522
                                                                  -------------


                       See Notes to Financial Statements

Phoenix Bond Fund


                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
OIL & GAS STORAGE & TRANSPORTATION--0.7%
Atlas Pipeline Partners LP 8.125%, 12/15/15 ........   $    125   $     129,375
Enbridge Energy Partners LP 5.875%, 12/15/16 .......        120         120,560
Holly Energy Partners LP 6.25%, 3/1/15 .............        105         100,800
Kinder Morgan Energy Partners LP
7.30%, 8/15/33 .....................................        150         162,031
Pacific Energy Partners LP/Pacific Energy
Finance Corp. 6.25%, 9/15/15 .......................         75          75,118
SemGroup LP 144A 8.75%, 11/15/15(b)  ...............        100         102,000
                                                                  -------------
                                                                        689,884
                                                                  -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
Bank of America Corp. 5.75%, 8/15/16 ...............        395         401,821
Citigroup, Inc. 5%, 9/15/14 ........................        330         322,166
General Electric Capital Corp. 4.875%, 10/21/10 ....        265         263,609
                                                                  -------------
                                                                        987,596
                                                                  -------------

PACKAGED FOODS & MEATS--0.2%
Pilgrim's Pride Corp. 8.375%, 5/1/17 ...............        140         138,950

PAPER PRODUCTS--0.1%
Exopac Holding Corp. 11.25%, 2/1/14  ...............        100         107,500

PHARMACEUTICALS--0.6%
Wyeth 5.50%, 3/15/13 ...............................        525         529,480

PRECIOUS METALS & MINERALS--0.0%
PNA Group, Inc. 144A 10.75%, 9/1/16(b) .............         40          43,200

PROPERTY & CASUALTY INSURANCE--0.7%
Chubb Corp. 6.375%, 3/29/67(c) .....................        165         164,579
CNA Financial Corp. 6.50%, 8/15/16 .................        480         497,077
                                                                  -------------
                                                                        661,656
                                                                  -------------

PUBLISHING--0.2%
Primedia, Inc. 8.875%, 5/15/11 .....................         35          36,137
Primedia, Inc. 8%, 5/15/13 .........................        105         109,200
                                                                  -------------
                                                                        145,337
                                                                  -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
Colonial Realty LP 6.05%, 9/1/16 ...................        200         204,200
Realogy Corp. 144A 7.50%, 10/15/16(b) ..............        835         853,787
                                                                  -------------
                                                                      1,057,987
                                                                  -------------

REGIONAL BANKS--0.4%
Colonial Bank NA 6.375%, 12/1/15 ...................        395         410,732

RESIDENTIAL REITS--0.7%
Archstone-Smith Trust 5.75%, 3/15/16 ...............        215         217,953
AvalonBay Communities, Inc. 5.75%, 9/15/16 .........        145         146,914
ERP Operating LP 5.375%, 8/1/16 ....................        270         267,901
                                                                  -------------
                                                                        632,768
                                                                  -------------


                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
RETAIL REITS--0.3%
Simon Property Group LP 5.60%, 9/1/11 ..............   $    235   $     238,648

SEMICONDUCTORS--0.1%
Freescale Semiconductor, Inc. 144A
8.875%, 12/15/14(b) ................................         85          85,531

SPECIALIZED FINANCE--0.1%
CIT Group, Inc. 5.65%, 2/13/17 .....................        130         128,403

SPECIALIZED REITS--0.3%
Felcor Lodging LP 144A 7.275%, 12/1/11(b)(c) .......         95          96,425
Host Marriott LP Series O 6.375%, 3/15/15                   105         104,737
Ventas Realty LP/Ventas Capital Corp.
9%, 5/1/12 .........................................         40          45,200
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/1/17 ......................................         45          46,800
                                                                  -------------
                                                                        293,162
                                                                  -------------

STEEL--0.2%
Gibraltar Industries, Inc. Series B 8%, 12/1/15 ....        140         142,100

TOBACCO--0.2%
Reynolds American, Inc. 6.50%, 7/15/10 .............         80          82,440
Reynolds American, Inc. 7.30%, 7/15/15 .............         95          99,652
                                                                  -------------
                                                                        182,092
                                                                  -------------

TRUCKING--0.2%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc. 144A 7.75%, 5/15/16(b) ...............        190         194,275

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Sprint Nextel Corp. 6%, 12/1/16 ....................        145         142,695
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $26,147,211)                                        26,340,307
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--3.4%

Banc of America Commercial Mortgage, Inc.
00-1, A1A 7.109%, 11/15/31 .........................        134         135,616
Citigroup Mortgage Loan Trust, Inc. 04-NCM2,
2CB3 8%, 8/25/34 ...................................        100         105,593
Master Asset Securitization Trust Alternative
Loans Trust 03-7, 5A1 6.25%, 11/25/33 ..............        202         203,809
Master Asset Securitization Trust Alternative
Loans Trust 04-1, 3A1 7%, 1/25/34 ..................        162         165,274


                       See Notes to Financial Statements

Phoenix Bond Fund

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--continued

Master Asset Securitization Trust Alternative
Loans Trust 04-5, 6A1 7%, 6/25/34 ..................   $    107   $     110,520
Master Asset Securitization Trust Alternative
Loans Trust 04-6, 6A1 6.50%, 7/25/34 ...............        659         668,545
Merrill Lynch Mortgage Trust 05-MCP1,
A2 4.556%, 6/12/43 .................................        725         713,047
Morgan Stanley Mortgage Loan Trust 04-3,
3A 6%, 4/25/34 .....................................        719         719,340
Residential Asset Mortgage Products, Inc.
04-SL3, A4 8.50%, 12/25/31 .........................        362         375,884
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,236,680)                                          3,197,628
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--5.6%

CANADA--1.0%
Canadian Natural Resources Ltd. 6.50%, 2/15/37 .....        310         314,448
CHC Helicopter Corp. 7.375%, 5/1/14  ...............        100          97,750
Norampac, Inc. 6.75%, 6/1/13 .......................        100          99,375
Rogers Wireless Communications, Inc.
6.375%, 3/1/14 .....................................        135         139,050
TransCanada PipeLines Ltd. 5.85%, 3/15/36 ..........        155         151,590
Xstrata Finance (Canada) Ltd. 144A
5.80%, 11/15/16(b) .................................        160         160,690
                                                                  -------------
                                                                        962,903
                                                                  -------------

CHILE--0.2%
Celulosa Arauco y Constitucion SA
5.625%, 4/20/15 ....................................        235         231,195

ITALY--0.2%
Telecom Italia Capital S.A. 5.84%, 2/1/11(c) .......        155         154,934

JAPAN--1.0%
MUFG Capital Finance 1 Ltd. 6.346%, 7/25/49(c) .....        290         296,224
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c) .........        345         343,314
SMFG Preferred Capital 144A
6.078%, 1/29/49(b)(c) ..............................        295         295,572
                                                                  -------------
                                                                        935,110
                                                                  -------------


                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
NETHERLANDS--0.7%
ING Groep N.V. 5.775%, 12/8/49(c) ..................   $    535   $     532,258
NXP BV/NXP Funding LLC 144A
7.875%, 10/15/14(b) ................................         45          46,687
NXP BV/NXP Funding LLC 144A 9.50%, 10/15/15(b) .....         90          93,375
                                                                  -------------
                                                                        672,320
                                                                  -------------

SPAIN--0.5%
Santander Issuances S.A. 144A
5.911%, 6/20/16(b) .................................        410         424,107

SWITZERLAND--0.4%
Swiss Re Capital I LP 144A 6.854%, 5/29/49(b)(c) ...        345         356,407

UNITED KINGDOM--0.5%
HBOS plc 144A 6.413%, 9/29/49(b)(c)  ...............        280         273,608
Lloyds TSB Group plc 144A
6.267%, 12/31/49(b)(c) .............................        215         211,294
                                                                  -------------
                                                                        484,902
                                                                  -------------

UNITED STATES--1.1%
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 ....................................        125         134,375
Shell International Finance BV 5.625%, 6/27/11 .....        190         194,833
Stratos Global Corp. 9.875%, 2/15/13 ...............         80          85,800
Teva Pharmaceutical Finance LLC 6.15%, 2/1/36 ......        190         183,257
WEA Finance LLC/WCI Finance LLC
144A 5.70%, 10/1/16(b) .............................        375         379,657
                                                                  -------------
                                                                        977,922
                                                                  -------------
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,164,424)                                          5,199,800
-------------------------------------------------------------------------------


DEBT INDEX SECURITIES--5.0%

Dow Jones CDX HY 6-T2 144A
7.375%, 6/29/11(b) .................................      4,500       4,651,875
-------------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $4,382,668)                                          4,651,875
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.5%
(IDENTIFIED COST $88,675,836)                                        89,154,918
-------------------------------------------------------------------------------


                       See Notes to Financial Statements

Phoenix Bond Fund


                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     --------   -------------
SHORT-TERM INVESTMENTS--28.6%

FEDERAL AGENCY SECURITIES(g)--28.6%
FNMA 5%, 4/2/07 ..................................   $  3,100   $   3,099,569
International Bank for Reconstruction and
Development (World Bank) 5.13%, 4/5/07 ...........     10,000       9,994,300
FHLB 5.15%, 5/29/07 ..............................     13,700      13,586,983
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $26,680,197)                                      26,680,852
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--124.1%
(IDENTIFIED COST $115,356,033)                                    115,835,770(a)
Other assets and liabilities, net--(24.1)%                        (22,508,366)
                                                                -------------
NET ASSETS--100.0%                                              $  93,327,404
                                                                =============


NOTES:

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $706,545 and gross depreciation of $415,997 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $115,545,222.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $9,288,441 or 10.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) All or a portion segregated as collateral for a when-issued security.
(f) When-issued security.
(g) The rate shown is the discount rate.


                       See Notes to Financial Statements

Phoenix Bond Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $115,356,033)                                  $115,835,770
Cash                                                                     99,123
Receivables
   Investment securities sold                                        20,597,521
   Interest                                                             990,456
   Fund shares sold                                                     285,877
Prepaid expenses                                                         32,110
Other assets                                                             19,294
                                                                   ------------
     Total assets                                                   137,860,151
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                   44,379,931
   Fund shares repurchased                                                6,621
   Investment advisory fee                                               52,041
   Trustee deferred compensation plan                                    19,294
   Distribution and service fees                                         11,633
   Transfer agent fee                                                     7,738
   Administration fee                                                     6,723
   Trustees' fee                                                            527
   Other accrued expenses                                                48,239
                                                                   ------------
     Total liabilities                                               44,532,747
                                                                   ------------
NET ASSETS                                                         $ 93,327,404
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 94,751,039
Distributions in excess of net investment income                       (168,950)
Accumulated net realized loss                                        (1,734,422)
Net unrealized appreciation                                             479,737
                                                                   ------------
NET ASSETS                                                         $ 93,327,404
                                                                   ============

CLASS I
Net asset value and offering price per share                             $10.40
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                            5,676,804
Net Assets                                                          $59,043,042

CLASS A
Net asset value per share                                                $10.30
Offering price per share $10.30/(1-4.75%)                                $10.81
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                            2,666,937
Net Assets                                                          $27,471,956

CLASS B
Net asset value and offering price per share                             $10.10
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                              517,089
Net Assets                                                          $ 5,222,129

CLASS C
Net asset value and offering price per share                             $10.12

Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                              157,133
NET ASSETS                                                          $ 1,590,277


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $2,485,030
Dividends                                                                 4,331
                                                                     ----------
     Total investment income                                          2,489,361
                                                                     ----------
EXPENSES
Investment advisory fee                                                 237,420
Service fees, Class A                                                    34,249
Distribution and service fees, Class B                                   26,863
Distribution and service fees, Class C                                    7,161
Administration fee                                                       38,860
Transfer agent                                                           30,408
Printing                                                                 43,129
Registration                                                             28,558
Professional                                                             20,884
Custodian                                                                11,763
Trustees                                                                  2,423
Miscellaneous                                                             7,520
                                                                     ----------
     Total expenses                                                     489,238
Custodian fees paid indirectly                                           (1,006)
                                                                     ----------
     Net expenses                                                       488,232
                                                                     ----------
NET INVESTMENT INCOME (LOSS)                                          2,001,129
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 680,630
Net change in unrealized appreciation (depreciation)
   on investments                                                       (76,631)
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS                                          603,999
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $2,605,128
                                                                     ==========


                       See Notes to Financial Statements

Phoenix Bond Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   Six Months
                                                                                                      Ended
                                                                                                 March 31, 2007     Year Ended
                                                                                                   (Unaudited)  September 30, 2006
                                                                                                 -------------- ------------------
FROM OPERATIONS
   Net investment income (loss)                                                                   $ 2,001,129       $ 3,325,665
   Net realized gain (loss)                                                                           680,630        (1,669,045)
   Net change in unrealized appreciation (depreciation)                                               (76,631)        1,815,389
                                                                                                  -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      2,605,128         3,472,009
                                                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I                                                                  (1,478,184)       (1,848,147)
   Net investment income, Class A                                                                    (636,175)       (1,157,117)
   Net investment income, Class B                                                                    (107,571)         (202,816)
   Net investment income, Class C                                                                     (28,716)          (57,016)
   Net realized short-term gains, Class I                                                                  --          (217,988)
   Net realized short-term gains, Class A                                                                  --          (240,381)
   Net realized short-term gains, Class B                                                                  --           (53,467)
   Net realized short-term gains, Class C                                                                  --           (15,709)
   Net realized long-term gains, Class I                                                                   --          (160,385)
   Net realized long-term gains, Class A                                                                   --          (177,324)
   Net realized long-term gains, Class B                                                                   --           (39,451)
   Net realized long-term gains, Class C                                                                   --           (11,593)
                                                                                                  -----------       -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (2,250,646)       (4,181,394)
                                                                                                  -----------       -----------
FROM SHARE TRANSACTIONS
CLASS I
   Proceeds from sales of shares (251,840 and 281,717 shares, respectively)                         2,620,715         2,919,771
   Net asset value of shares issued from reinvestment of
    distributions (102,214 and 176,029 shares, respectively)                                        1,060,467         1,808,080
   Proceeds from shares issued in conjunction with Plan of
    Reorganization (0 and 4,573,055 shares, respectively)
       (See Note 11)                                                                                       --        46,685,805
   Cost of shares repurchased (770,767 and 1,790,941 shares, respectively)                         (8,034,151)      (18,412,831)
                                                                                                  -----------       -----------
Total                                                                                              (4,352,969)       33,000,825
                                                                                                  -----------       -----------
CLASS A
   Proceeds from sales of shares (143,122 and 334,569 shares, respectively)                         1,477,580         3,429,757
   Net asset value of shares issued from reinvestment of
    distributions (57,837 and 144,366 shares, respectively)                                           594,352         1,472,109
   Cost of shares repurchased (263,673 and 568,757 shares, respectively)                           (2,717,476)       (5,822,306)
                                                                                                  -----------       -----------
Total                                                                                                (645,544)         (920,440)
                                                                                                  -----------       -----------
CLASS B
   Proceeds from sales of shares (13,716 and 58,126 shares, respectively)                             138,724           582,311
   Net asset value of shares issued from reinvestment of
    distributions (7,012 and 18,400 shares, respectively)                                              70,662           184,333
   Cost of shares repurchased (45,774 and 187,005 shares, respectively)                              (462,844)       (1,876,269)
                                                                                                  -----------       -----------
Total                                                                                                (253,458)       (1,109,625)
                                                                                                  -----------       -----------
CLASS C
   Proceeds from sales of shares (34,809 and 17,873 shares, respectively)                             353,805           179,308
   Net asset value of shares issued from reinvestment of
    distributions (2,196 and 6,498 shares, respectively)                                               22,176            65,229
   Cost of shares repurchased (18,725 and 83,511 shares, respectively)                               (189,518)         (838,461)
                                                                                                  -----------       -----------
Total                                                                                                 186,463          (593,924)
                                                                                                  -----------       -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       (5,065,508)       30,376,836
                                                                                                  -----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           (4,711,026)       29,667,451
                                                                                                  -----------       -----------

NET ASSETS
   Beginning of period                                                                             98,038,430        68,370,979
                                                                                                  -----------       -----------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF
     NET INVESTMENT INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME OF
     $(168,950) AND $80,567, RESPECTIVELY)                                                        $93,327,404       $98,038,430
                                                                                                  ===========       ===========



                       See Notes to Financial Statements

Phoenix Bond Fund


                                                         FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS I
                                             ----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003      2002
Net asset value, beginning of period             $10.36       $10.56        $10.73       $10.78      $10.39      $10.44
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.23         0.47          0.37         0.40        0.41        0.48
   Net realized and unrealized gain (loss)         0.06        (0.08)        (0.11)        0.08        0.46        0.12
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.29         0.39          0.26         0.48        0.87        0.60
                                                 ------       ------        ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.25)       (0.44)        (0.37)       (0.46)      (0.42)      (0.49)
   Distributions from net realized gains             --        (0.15)        (0.06)       (0.07)      (0.06)      (0.16)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.25)       (0.59)        (0.43)       (0.53)      (0.48)      (0.65)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          0.04        (0.20)        (0.17)       (0.05)       0.39       (0.05)
                                                 ------       ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $10.40       $10.36        $10.56       $10.73      $10.78      $10.39
                                                 ======       ======        ======       ======      ======      ======
Total return                                       2.87%(6)     3.84%         2.44%        4.54%       8.57%       5.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $59,043      $63,156       $30,126      $39,476     $35,966     $48,606
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          0.88%(5)     0.82%         0.89%        0.80%       0.86%       0.83%(3)
   Gross operating expenses                        0.88%(5)     0.82%         0.89%        0.80%       0.86%       0.83%
   Net investment income                           4.36%(5)     4.59%         3.45%        3.72%       3.93%       4.75%
Portfolio turnover                                  171%(6)      275%          221%         136%        244%        410%

                                                                               CLASS A
                                             -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003      2002(4)
Net asset value, beginning of period             $10.27       $10.46        $10.63       $10.68      $10.29      $10.37
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.21         0.43          0.34         0.36        0.38        0.44
   Net realized and unrealized gain (loss)         0.06        (0.06)        (0.11)        0.08        0.45        0.11
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.27         0.37          0.23         0.44        0.83        0.55
                                                 ------       ------        ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.24)       (0.41)        (0.34)       (0.42)      (0.38)      (0.47)
   Distributions from net realized gains             --        (0.15)        (0.06)       (0.07)      (0.06)      (0.16)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.24)       (0.56)        (0.40)       (0.49)      (0.44)      (0.63)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          0.03        (0.19)        (0.17)       (0.05)       0.39       (0.08)
                                                 ------       ------        ------       ------      ------      ------
   NET ASSET VALUE, END OF PERIOD                $10.30       $10.27        $10.46       $10.63      $10.68      $10.29
                                                 ======       ======        ======       ======      ======      ======
Total return(2)                                    2.75%(6)     3.51%         2.14%        4.33%       8.28%       5.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $27,472      $28,022       $29,501      $29,864     $21,263     $21,127
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.14%(5)     1.11%         1.15%        1.11%       1.15%       1.15%
   Gross operating expenses                        1.14%(5)     1.15%         1.19%        1.11%       1.21%       1.22%
   Net investment income                           4.11%(5)     4.21%         3.20%        3.37%       3.65%       4.38%
Portfolio turnover                                  171%(6)      275%          221%         136%        244%        410%


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) For the period ended September 30, 2002 for Class I, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio of net operating expenses to average net assets would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective October 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 4.80% to 4.75% and from 4.44% to 4.38% for Class I and Class A, respectively; to decrease net investment income (loss) per share from $0.49 to $0.48 per share and from $0.45 to $0.44 per share for Class I and Class A, respectively; and, to increase net realized and unrealized gain (loss) from $0.11 to $0.12 per share and from $0.10 to $0.11 per share for Class I and Class A, respectively.
(5) Annualized.
(6) Not annualized.


                       See Notes to Financial Statements

Phoenix Bond Fund


                                                         FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                             -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003      2002(3)
Net asset value, beginning of period             $10.07       $10.28        $10.44       $10.50      $10.13      $10.25
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.17         0.34          0.25         0.28        0.30        0.36
   Net realized and unrealized gain (loss)         0.06        (0.06)        (0.09)        0.08        0.44        0.11
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.23         0.28          0.16         0.36        0.74        0.47
                                                 ------       ------        ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.20)       (0.34)        (0.26)       (0.35)      (0.31)      (0.43)
   Distributions from net realized gains             --        (0.15)        (0.06)       (0.07)      (0.06)      (0.16)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.20)       (0.49)        (0.32)       (0.42)      (0.37)      (0.59)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          0.03        (0.21)        (0.16)       (0.06)       0.37       (0.12)
                                                 ------       ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $10.10       $10.07        $10.28       $10.44      $10.50      $10.13
                                                 ======       ======        ======       ======      ======      ======
Total return(2)                                    2.33%(5)     2.80%         1.36%        3.54%       7.43%       4.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $5,222       $5,459        $6,706       $7,375     $10,218     $10,093
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.89%(4)     1.88%         1.90%        1.90%       1.90%       1.90%
   Gross operating expenses                        1.89%(4)     2.30%         2.30%        2.07%       2.10%       2.16%
   Net investment income                           3.35%(4)     3.43%         2.45%        2.69%       2.91%       3.63%
Portfolio turnover                                  171%(5)      275%          221%         136%        244%        410%

                                                                                CLASS C
                                             -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003      2002(3)
Net asset value, beginning of period             $10.09       $10.30        $10.46       $10.52      $10.15      $10.26
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 0.17         0.34          0.25         0.28        0.30        0.36
   Net realized and unrealized gain (loss)         0.06        (0.06)        (0.09)        0.08        0.44        0.12
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.23         0.28          0.16         0.36        0.74        0.48
                                                 ------       ------        ------       ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income           (0.20)       (0.34)        (0.26)       (0.35)      (0.31)      (0.43)
   Distributions from net realized gains             --        (0.15)        (0.06)       (0.07)      (0.06)      (0.16)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.20)       (0.49)        (0.32)       (0.42)      (0.37)      (0.59)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          0.03        (0.21)        (0.16)       (0.06)       0.37       (0.11)
                                                 ------       ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $10.12       $10.09        $10.30       $10.46      $10.52      $10.15
                                                 ======       ======        ======       ======      ======      ======
Total return(2)                                    2.32%(5)     2.79%         1.35%        3.53%       7.42%       4.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $1,590       $1,401        $2,038       $3,829      $4,754      $5,052
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.89%(4)     1.88%         1.90%        1.90%       1.90%       1.90%
   Gross operating expenses                        1.89%(4)     3.44%         2.90%        2.37%       2.41%       2.50%
   Net investment income                           3.36%(4)     3.41%         2.44%        2.64%       2.91%       3.63%
Portfolio turnover                                  171%(5)      275%          221%         136%        244%        410%


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) As required, effective October 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 3.69% to 3.63% for Class B and Class C; to decrease net investment income (loss) per share from $0.37 to $0.36 per share for Class B and Class C; and, to increase net realized and unrealized gain (loss) from $0.10 to $0.11 per share and from $0.11 to $0.12 per share for Class B and Class C, respectively.
(4) Annualized.
(5) Not annualized.


                       See Notes to Financial Statements

PHOENIX EARNINGS DRIVEN GROWTH FUND


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            3/31/07
--------------------------------------------------------------------------------
As a percentage of total investments


                          [GRAPHIC OMITTED]
      EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
o Information Technology                                              28%
o Consumer Discretionary                                              20
o Health Care                                                         14
o Industrials                                                         14
o Financials                                                           7
o Telecommunication Services                                           6
o Energy                                                               4
o Other (includes short-term investments)                              7


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                      ---------   -------------
DOMESTIC COMMON STOCKS--93.1%

ADVERTISING--2.0%
Lamar Advertising Co. Class A ......................     10,050   $     632,849

APPAREL RETAIL--3.7%
Crew (J.) Group, Inc.(b) ...........................     13,330         535,466
TJX Cos., Inc. (The) ...............................     24,040         648,118
                                                                  -------------
                                                                      1,183,584
                                                                  -------------

APPAREL, ACCESSORIES & LUXURY GOODS--5.2%
Polo Ralph Lauren Corp. ............................      9,430         831,255
VF Corp. ...........................................     10,060         831,157
                                                                  -------------
                                                                      1,662,412
                                                                  -------------
APPLICATION SOFTWARE--3.9%
Adobe Systems, Inc.(b) .............................     11,260         469,542
Cadence Design Systems, Inc.(b) ....................     37,070         780,694
                                                                  -------------
                                                                      1,250,236
                                                                  -------------
BIOTECHNOLOGY--2.5%
Genzyme Corp.(b) ...................................     13,570         814,471

BROADCASTING & CABLE TV--1.0%
Virgin Media, Inc. .................................     12,390         312,848

CASINOS & GAMING--2.5%
International Game Technology ......................     20,090         811,234

COMMUNICATIONS EQUIPMENT--3.4%
F5 Networks, Inc.(b) ...............................      9,040         602,787
Foundry Networks, Inc.(b) ..........................     36,600         496,662
                                                                  -------------
                                                                      1,099,449
                                                                  -------------

COMPUTER STORAGE & PERIPHERALS--1.5%
Network Appliance, Inc.(b) .........................     13,710         500,689


                                                        SHARES         VALUE
                                                      ---------   -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.5%
Oshkosh Truck Corp. ................................     15,180   $     804,540

CONSTRUCTION MATERIALS--1.9%
Vulcan Materials Co. ...............................      5,210         606,861

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
Alliance Data Systems Corp.(b) .....................     13,600         838,032

DEPARTMENT STORES--1.9%
Nordstrom, Inc. ....................................     11,540         610,928

ELECTRICAL COMPONENTS & EQUIPMENT--4.5%
Ametek, Inc. .......................................     23,300         804,782
Cooper Industries Ltd. Class A .....................     14,120         635,259
                                                                  -------------
                                                                      1,440,041
                                                                  -------------

HEALTH CARE EQUIPMENT--6.5%
Cytyc Corp.(b) .....................................     16,330         558,649
Gen-Probe, Inc.(b) .................................     17,260         812,601
Stryker Corp. ......................................     10,880         721,562
                                                                  -------------
                                                                      2,092,812
                                                                  -------------

HEALTH CARE FACILITIES--2.0%
Psychiatric Solutions, Inc.(b) .....................     16,290         656,650

HOME ENTERTAINMENT SOFTWARE--1.9%
Activision, Inc.(b) ................................     31,920         604,565

HOTELS, RESORTS & CRUISE LINES--1.0%
Hilton Hotels Corp. ................................      9,110         327,596

HOUSEHOLD PRODUCTS--2.3%
Church & Dwight Co., Inc. ..........................     14,510         730,578

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.1%
Monster Worldwide, Inc.(b) .........................     14,440         684,023


                       See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                                                      SHARES         VALUE
                                                    ---------  --------------
INDUSTRIAL MACHINERY--2.7%
Harsco Corp. .....................................    19,340   $     867,592

INTERNET SOFTWARE & SERVICES--1.2%
Akamai Technologies, Inc.(b) .....................     7,500         374,400

IT CONSULTING & OTHER SERVICES--2.0%
Cognizant Technology Solutions Corp. Class A(b) ..     7,320         646,136

MANAGED HEALTH CARE--1.5%
Humana, Inc.(b) ..................................     8,590         498,392

METAL & GLASS CONTAINERS--2.0%
Ball Corp. .......................................    14,150         648,777

OIL & GAS EQUIPMENT & SERVICES--2.8%
Grant Prideco, Inc.(b) ...........................    18,190         906,590

OIL & GAS EXPLORATION & PRODUCTION--1.2%
XTO Energy, Inc. .................................     7,350         402,854

PHARMACEUTICALS--1.4%
Allergan, Inc. ...................................     4,000         443,280

REAL ESTATE MANAGEMENT & DEVELOPMENT--2.3%
CB Richard Ellis Group, Inc. Class A(b) ..........    21,550         736,579

SEMICONDUCTOR EQUIPMENT--4.4%
KLA-Tencor Corp. .................................    14,800         789,136
MEMC Electronic Materials, Inc.(b) ...............    10,260         621,551
                                                               --------------
                                                                   1,410,687
                                                               --------------

SEMICONDUCTORS--7.0%
Intersil Corp. Class A ...........................    30,530         808,740
Microchip Technology, Inc. .......................    19,640         697,809
NVIDIA Corp.(b) ..................................     5,000         143,900
SiRF Technology Holdings, Inc.(b) ................    22,350         620,436
                                                               --------------
                                                                   2,270,885
                                                               --------------

SPECIALIZED FINANCE--0.5%
Nymex Holdings, Inc.(b) ..........................     1,100         149,336

SPECIALTY STORES--2.8%
Dick's Sporting Goods, Inc.(b) ...................    15,490         902,447


                                                     SHARES         VALUE
                                                   ---------   -------------
WIRELESS TELECOMMUNICATION SERVICES--6.4%
American Tower Corp. Class A(b) ..................    21,940   $     854,563
Millicom International Cellular S.A.(b) ..........     6,560         514,041
NII Holdings, Inc.(b) ............................     9,160         679,489
                                                               --------------
                                                                   2,048,093
                                                               --------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $24,460,979)                                     29,970,446
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.0%

AIR FREIGHT & LOGISTICS--1.8%
UTi Worldwide, Inc. (United States)  .............    24,180         594,344

ASSET MANAGEMENT & CUSTODY BANKS--2.1%
Amvescap plc Sponsored ADR (United States) .......    30,210         667,641

INVESTMENT BANKING & BROKERAGE--2.1%
Lazard Ltd. Class A (United States)  .............    13,150         659,867
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,934,700)                                       1,921,852
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $26,395,679)                                     31,892,298(a)

Other assets and liabilities, net--0.9%                              301,876
                                                               -------------
NET ASSETS--100.0%                                             $  32,194,174
                                                               =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,934,607 and gross depreciation of $437,988 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $26,395,679.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


                       See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $26,395,679)                                   $31,892,298
Cash                                                                     6,917
Receivables
   Investment securities sold                                        1,125,353
   Dividends                                                             5,403
   Fund shares sold                                                      4,123
Prepaid expenses                                                        27,225
Other assets                                                             7,615
                                                                   -----------
     Total assets                                                   33,068,934
                                                                   -----------
LIABILITIES
Payables
   Investment securities purchased                                     727,977
   Fund shares repurchased                                              56,161
   Transfer agent fee                                                   16,815
   Investment advisory fee                                              16,460
   Distribution and service fees                                        16,383
   Trustee deferred compensation plan                                    7,615
   Administration fee                                                    2,523
   Trustees' fee                                                           292
   Other accrued expenses                                               30,534
                                                                   -----------
     Total liabilities                                                 874,760
                                                                   -----------
NET ASSETS                                                         $32,194,174
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                   88,173,302
Accumulated net investment loss                                       (189,953)
Accumulated net realized loss                                      (61,285,794)
Net unrealized appreciation                                          5,496,619
                                                                   -----------
NET ASSETS                                                         $32,194,174
                                                                   ===========

CLASS I
Net asset value and offering price per share                            $19.23
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                             174,612
Net Assets                                                         $ 3,358,092

CLASS A
Net asset value per share                                               $18.62
Offering price per share $18.62 /(1-5.75%)                              $19.76
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                             711,097
Net Assets                                                         $13,243,716

CLASS B
Net asset value and offering price per share                            $17.31
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                             517,344
Net Assets                                                         $ 8,953,808

CLASS C
Net asset value and offering price per share                            $17.31
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                             383,589
Net Assets                                                         $ 6,638,558


                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $  130,861
Interest                                                                 4,907
                                                                    ----------
     Total investment income                                           135,768
                                                                    ----------
EXPENSES
Investment advisory fee                                                140,780
Service fees, Class A                                                   17,600
Distribution and service fees, Class B                                  50,250
Distribution and service fees, Class C                                  35,715
Administration fee                                                      14,205
Transfer agent                                                          58,561
Registration                                                            25,994
Printing                                                                16,139
Professional                                                            15,277
Custodian                                                                5,177
Trustees                                                                   771
Miscellaneous                                                            3,104
                                                                    ----------
     Total expenses                                                    383,573
Less expenses reimbursed by investment adviser                         (57,841)
Custodian fees paid indirectly                                             (11)
                                                                    ----------
     Net expenses                                                      325,721
                                                                    ----------
NET INVESTMENT INCOME (LOSS)                                          (189,953)
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                957,680
Net change in unrealized appreciation (depreciation)
   on investments                                                    1,198,140
                                                                    ----------
NET GAIN (LOSS) ON INVESTMENTS                                       2,155,820
                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $1,965,867
                                                                    ==========


                       See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                                Ended
                                                                                           March 31, 2007     Year Ended
                                                                                             (Unaudited)  September 30, 2006
                                                                                           -------------  ------------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  (189,953)        $  (453,151)
   Net realized gain (loss)                                                                      957,680           4,154,188
   Net change in unrealized appreciation (depreciation)                                        1,198,140            (486,363)
                                                                                             -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 1,965,867           3,214,674
                                                                                             -----------         -----------
FROM SHARE TRANSACTIONS
CLASS I
   Proceeds from sales of shares (1,210 and 85,699 shares, respectively)                          22,615           1,581,043
   Cost of shares repurchased (71,102 and 534,394 shares, respectively)                       (1,353,624)        (10,058,335)
                                                                                             -----------         -----------
Total                                                                                         (1,331,009)         (8,477,292)
                                                                                             -----------         -----------
CLASS A
   Proceeds from sales of shares (25,505 and 54,694 shares, respectively)                        463,866             958,077
   Cost of shares repurchased (155,772 and 535,784 shares, respectively)                      (2,845,231)         (9,307,736)
                                                                                             -----------         -----------
Total                                                                                         (2,381,365)         (8,349,659)
                                                                                             -----------         -----------
CLASS B
   Proceeds from sales of shares (5,001 and 14,619 shares, respectively)                          85,411             244,000
   Cost of shares repurchased (137,422 and 281,794 shares, respectively)                      (2,345,962)         (4,610,729)
                                                                                             -----------         -----------
Total                                                                                         (2,260,551)         (4,366,729)
                                                                                             -----------         -----------
CLASS C
   Proceeds from sales of shares (2,786 and 6,395 shares, respectively)                           47,674             104,406
   Cost of shares repurchased (78,278 and 261,194 shares, respectively)                       (1,333,800)         (4,271,824)
                                                                                             -----------         -----------
Total                                                                                         (1,286,126)         (4,167,418)
                                                                                             -----------         -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (7,259,051)        (25,361,098)
                                                                                             -----------         -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (5,293,184)        (22,146,424)

NET ASSETS
   Beginning of period                                                                        37,487,358          59,633,782
                                                                                             -----------         -----------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(189,953) AND $0, RESPECTIVELY)                               $32,194,174         $37,487,358
                                                                                             ===========         ===========


                       See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                                                         FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS I
                                             ----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003      2002(4)
Net asset value, beginning of period             $18.17       $17.19        $15.13       $14.88      $12.51      $15.70
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.05)       (0.07)        (0.11)       (0.09)      (0.11)      (0.13)
   Net realized and unrealized gain (loss)         1.11         1.05          2.17         0.34        2.48       (3.06)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.06         0.98          2.06         0.25        2.37       (3.19)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          1.06         0.98          2.06         0.25        2.37       (3.19)
                                                 ------       ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $19.23       $18.17        $17.19       $15.13      $14.88      $12.51
                                                 ======       ======        ======       ======      ======      ======
Total return                                       5.83 %(5)    5.70 %       13.62 %       1.68 %     18.94 %    (20.32)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $3,358       $4,443       $11,917      $13,606     $18,005     $11,219

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.26 %(4)    1.17 %(3)     1.15 %       1.13 %      1.15 %      1.15 %
   Gross operating expenses                        1.59 %(4)    1.47 %        1.36 %       1.13 %      1.24 %      1.24 %
   Net investment income (loss)                   (0.50)%(4)   (0.40)%       (0.64)%      (0.57)%     (0.77)%     (0.75)%
Portfolio turnover                                   52 %(5)      64 %         100 %        200 %       164 %       135 %

                                                                               CLASS A
                                             ----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003      2002(4)
Net asset value, beginning of period             $17.62       $16.71        $14.75       $14.54      $12.25      $15.41
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.07)       (0.11)        (0.14)       (0.13)      (0.13)      (0.16)
   Net realized and unrealized gain (loss)         1.07         1.02          2.10         0.34        2.42       (3.00)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              1.00         0.91          1.96         0.21        2.29       (3.16)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          1.00         0.91          1.96         0.21        2.29       (3.16)
                                                 ------       ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $18.62       $17.62        $16.71       $14.75      $14.54      $12.25
                                                 ======       ======        ======       ======      ======      ======
Total return(2)                                    5.68 %(5)    5.45 %       13.29 %       1.44 %     18.69 %    (20.51)%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $13,244      $14,823       $22,103      $40,058     $63,365     $66,384

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.51 %(4)    1.42 %(3)     1.40 %       1.40 %      1.40 %      1.40 %
   Gross operating expenses                        1.83 %(4)    1.84 %        1.75 %       1.51 %      1.55 %      1.46 %
   Net investment income (loss)                   (0.74)%(4)   (0.63)%       (0.88)%      (0.85)%     (1.01)%     (0.99)%
Portfolio turnover                                   52 %(5)      64 %         100 %        200 %       164 %       135 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Represents blended net expense ratio.
(4) Annualized.
(5) Not annualized.


                       See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund


                                                         FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS B
                                             ----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003        2002
Net asset value, beginning of period             $16.43       $15.71        $13.96       $13.87      $11.78      $14.93
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.13)       (0.23)        (0.25)       (0.23)      (0.23)      (0.28)
   Net realized and unrealized gain (loss)         1.01         0.95          2.00         0.32        2.32       (2.87)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.88         0.72          1.75         0.09        2.09       (3.15)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          0.88         0.72          1.75         0.09        2.09       (3.15)
                                                 ------       ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $17.31       $16.43        $15.71       $13.96      $13.87      $11.78
                                                 ======       ======        ======       ======      ======      ======
Total return(2)                                    5.36 %(5)    4.58 %       12.54 %       0.65 %     17.74 %    (21.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $8,954      $10,678       $14,402      $18,612     $24,172     $22,577

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.26 %(4)    2.17 %(3)     2.15 %       2.15 %      2.15 %      2.15 %
   Gross operating expenses                        2.60 %(4)    2.59 %        2.54 %       2.36 %      2.46 %      2.43 %
   Net investment income (loss)                   (1.49)%(4)   (1.38)%       (1.63)%      (1.59)%     (1.76)%     (1.74)%
Portfolio turnover                                   52 %(5)      64 %         100 %        200 %       164 %       135 %

                                                                               CLASS C
                                             ----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003        2002

Net asset value, beginning of period             $16.43       $15.71        $13.96       $13.88      $11.78      $14.93
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.13)       (0.23)        (0.25)       (0.23)      (0.22)      (0.28)
   Net realized and unrealized gain (loss)         1.01         0.95          2.00         0.31        2.32       (2.87)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.88         0.72          1.75         0.08        2.10       (3.15)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          0.88         0.72          1.75         0.08        2.10       (3.15)
                                                 ------       ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $17.31       $16.43        $15.71       $13.96      $13.88      $11.78
                                                 ======       ======        ======       ======      ======      ======
Total return(2)                                    5.36 %(5)    4.58 %       12.54 %       0.58 %     17.83 %    (21.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $6,639       $7,544       $11,212      $21,823     $32,118     $31,317

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.26 %(4)    2.17 %(3)     2.15 %       2.15 %      2.15 %      2.15 %
   Gross operating expenses                        2.60 %(4)    2.58 %        2.47 %       2.20 %      2.26 %      2.21 %
   Net investment income (loss)                   (1.49)%(4)   (1.38)%       (1.63)%      (1.60)%     (1.76)%     (1.74)%
Portfolio turnover                                   52 %(5)      64 %         100 %        200 %       164 %       135 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Represents blended net expense ratio.
(4) Annualized.
(5) Not annualized.


                       See Notes to Financial Statements

PHOENIX GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            3/31/07
--------------------------------------------------------------------------------
As a percentage of total investments


                           [GRAPHIC OMITTED]
      EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

o Information Technology                                                 35%
o Health Care                                                            15
o Industrials                                                            14
o Consumer Discretionary                                                 13
o Financials                                                             12
o Telecommunication Services                                              4
o Energy                                                                  3
o Other (includes short-term investments)                                 4


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                      ---------   -------------
DOMESTIC COMMON STOCK--84.8%

AEROSPACE & DEFENSE--1.3%
Precision Castparts Corp. ..........................      1,300   $     135,265

AGRICULTURAL PRODUCTS--1.0%
Bunge Ltd. .........................................      1,250         102,775

AIR FREIGHT & LOGISTICS--1.2%
Robinson (C.H.) Worldwide, Inc. ....................      2,620         125,105

ALTERNATIVE CARRIERS--1.0%
Time Warner Telecom, Inc. Class A(b) ...............      4,900         101,773

APPAREL RETAIL--0.8%
Guess?, Inc. .......................................      2,230          90,293

APPAREL, ACCESSORIES & LUXURY GOODS--3.6%
Coach, Inc.(b) .....................................      3,390         169,669
Polo Ralph Lauren Corp. ............................      1,280         112,832
Under Armour, Inc. Class A(b) ......................      2,070         106,191
                                                                  -------------
                                                                        388,692
                                                                  -------------
APPLICATION SOFTWARE--1.2%
Salesforce.com, Inc.(b) ............................      3,090         132,314

BIOTECHNOLOGY--4.6%
Celgene Corp.(b) ...................................      3,320         174,167
Gilead Sciences, Inc.(b) ...........................      4,170         319,005
                                                                  -------------
                                                                        493,172
                                                                  -------------
CASINOS & GAMING--3.2%
International Game Technology ......................      3,530         142,541
Las Vegas Sands Corp.(b) ...........................      2,300         199,203
                                                                  -------------
                                                                        341,744
                                                                  -------------


                                                        SHARES         VALUE
                                                      ---------   -------------
COMMUNICATIONS EQUIPMENT--8.1%
Cisco Systems, Inc.(b) .............................     15,150   $     386,780
Corning, Inc.(b) ...................................      9,500         216,030
F5 Networks, Inc.(b) ...............................      1,690         112,689
QUALCOMM, Inc. .....................................      3,400         145,044
                                                                  -------------
                                                                        860,543
                                                                  -------------
COMPUTER HARDWARE--5.7%
Apple, Inc.(b) .....................................      2,770         257,361
Dell, Inc.(b) ......................................      7,920         183,823
Sun Microsystems, Inc.(b) ..........................     27,760         166,837
                                                                  -------------
                                                                        608,021
                                                                  -------------

COMPUTER STORAGE & PERIPHERALS--1.0%
SanDisk Corp.(b) ...................................      2,440         106,872

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
Deere & Co. ........................................      1,690         183,602

CONSUMER ELECTRONICS--1.2%
Harman International Industries, Inc. ..............      1,320         126,826

ELECTRICAL COMPONENTS & EQUIPMENT--1.5%
Roper Industries, Inc. .............................      2,850         156,408

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
SunPower Corp. Class A(b) ..........................      2,500         113,750

FERTILIZERS & AGRICULTURAL CHEMICALS--1.7%
Monsanto Co. .......................................      3,220         176,971

HEALTH CARE EQUIPMENT--4.4%
Baxter International, Inc. .........................      3,940         207,520
Intuitive Surgical, Inc.(b) ........................      1,260         153,178
St. Jude Medical, Inc.(b) ..........................      2,970         111,702
                                                                  -------------
                                                                        472,400
                                                                  -------------


                       See Notes to Financial Statements

Phoenix Growth Opportunities Fund


                                                        SHARES         VALUE
                                                      ---------   -------------
HEALTH CARE SERVICES--0.9%
Express Scripts, Inc.(b) ...........................      1,130   $      91,214

HOME ENTERTAINMENT SOFTWARE--1.3%
Electronic Arts, Inc.(b) ...........................      2,820         142,015

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.5%
Monster Worldwide, Inc.(b) .........................      3,380         160,111

INDUSTRIAL CONGLOMERATES--4.3%
General Electric Co. ...............................     12,850         454,376

INTERNET SOFTWARE & SERVICES--5.1%
Akamai Technologies, Inc.(b) .......................      2,270         113,318
Google, Inc. Class A(b) ............................        930         426,089
                                                                  -------------
                                                                        539,407
                                                                  -------------
INVESTMENT BANKING & BROKERAGE--3.9%
Charles Schwab Corp. (The) .........................     10,100         184,729
Goldman Sachs Group, Inc. (The) ....................      1,120         231,426
                                                                  -------------
                                                                        416,155
                                                                  -------------
LIFE SCIENCES TOOLS & SERVICES--1.6%
Thermo Fisher Scientific, Inc.(b) ..................      3,770         176,248

MOVIES & ENTERTAINMENT--1.1%
News Corp. Class A .................................      5,270         121,842

OIL & GAS EXPLORATION & PRODUCTION--1.1%
XTO Energy, Inc. ...................................      2,080         114,005

PHARMACEUTICALS--1.0%
Allergan, Inc. .....................................      1,000         110,820

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.7%
CB Richard Ellis Group, Inc. Class A(b) ............      5,170         176,711

RESTAURANTS--1.1%
Starbucks Corp.(b) .................................      3,720         116,659

SEMICONDUCTOR EQUIPMENT--1.6%
KLA-Tencor Corp. ...................................      3,160         168,491

SEMICONDUCTORS--6.9%
Altera Corp.(b) ....................................      6,870         137,331
Broadcom Corp. Class A(b) ..........................      7,150         229,301
Maxim Integrated Products, Inc. ....................      4,480         131,712
Texas Instruments, Inc. ............................      8,000         240,800
                                                                  -------------
                                                                        739,144
                                                                  -------------
SOFT DRINKS--1.0%
Hansen Natural Corp.(b) ............................      2,950         111,746


                                                        SHARES         VALUE
                                                      ---------   -------------
SPECIALIZED FINANCE--3.2%
Chicago Mercantile Exchange Holdings, Inc.
Class A ............................................        390   $     207,659
IntercontinentalExchange, Inc.(b) ..................      1,110         135,653
                                                                  -------------
                                                                        343,312
                                                                  -------------
WIRELESS TELECOMMUNICATION SERVICES--3.2%
Crown Castle International Corp.(b)  ...............      4,520         145,227
NII Holdings, Inc.(b) ..............................      2,710         201,028
                                                                  -------------
                                                                        346,255
                                                                  -------------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCK
(IDENTIFIED COST $7,587,066)                                          9,045,037
-------------------------------------------------------------------------------

FOREIGN COMMON STOCK(c)--9.4%

ADVERTISING--1.3%
Focus Media Holding Ltd. ADR (China)(b) ............      1,740         136,520

COMMUNICATIONS EQUIPMENT--1.0%
Nokia Oyj Sponsored ADR (Finland) ..................      4,880         111,850

DIVERSIFIED CAPITAL MARKETS--1.1%
UBS AG (Switzerland) ...............................      1,920         114,106

HEAVY ELECTRICAL EQUIPMENT--1.5%
ABB Ltd. Sponsored ADR (Switzerland) ...............      9,480         162,866

PHARMACEUTICALS--3.0%
Roche Holding AG Sponsored ADR
(Switzerland) ......................................      1,640         144,413
Shire Pharmaceuticals Group plc ADR
(United Kingdom) ...................................      2,930         181,367
                                                                  -------------
                                                                        325,780
                                                                  -------------
COAL & CONSUMABLE FUELS--1.5%
Cameco Corp. (Canada) ..............................      3,900         159,666
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK
(IDENTIFIED COST $897,983)                                            1,010,788
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.2%
(IDENTIFIED COST $8,485,049)                                         10,055,825
-------------------------------------------------------------------------------


                       See Notes to Financial Statements

Phoenix Growth Opportunities Fund


                                                      SHARES         VALUE
                                                    ---------   -------------
SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
BlackRock Liquidity Funds TempCash Portfolio
(5.04% seven day effective yield) ................     85,204   $      85,204
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $85,204)                                              85,204
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.0%
(IDENTIFIED COST $8,570,253)                                       10,141,029(a)

Other assets and liabilities, net--5.0%                               528,271
                                                                -------------
NET ASSETS--100.0%                                              $  10,669,300
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,651,174 and gross depreciation of $126,614 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $8,616,469.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


                       See Notes to Financial Statements

Phoenix Growth Opportunities Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $8,570,253)                                   $10,141,029
Receivables
   Fund shares sold                                                   476,668
   Investment securities sold                                          52,364
   Dividends and interest                                              10,040
   Receivable from adviser                                              2,066
Prepaid expenses                                                       18,284
Other assets                                                            1,902
                                                                  -----------
     Total assets                                                  10,702,353
                                                                  -----------
LIABILITIES
Payables
   Professional fee                                                    21,328
   Custodian fee                                                        4,142
   Distribution and service fees                                        2,171
   Printing fee                                                         2,125
   Trustee deferred compensation plan                                   1,902
   Administration fee                                                     677
   Transfer agent fee                                                     500
   Trustees' fee                                                           76
   Other accrued expenses                                                 132
                                                                  -----------
     Total liabilities                                                 33,053
                                                                  -----------
NET ASSETS                                                        $10,669,300
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                  22,022,069
Accumulated net investment loss                                       (32,352)
Accumulated net realized loss                                      12,891,193)
Net unrealized appreciation                                         1,570,776
                                                                  -----------
NET ASSETS                                                        $10,669,300
                                                                  ===========

CLASS A
Net asset value per share                                              $13.11
Offering price per share $13.11/(1-5.75%)                              $13.91
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                            803,569
Net Assets                                                        $10,536,338
                                                                  -----------

CLASS C
Net asset value and offering price per share                           $13.03
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization                                             10,205
NET ASSETS                                                        $   132,962


                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $ 24,653
Interest                                                                3,237
Foreign taxes withheld                                                   (450)
                                                                     --------
     Total investment income                                           27,440
                                                                     --------
EXPENSES
Investment advisory fee                                                34,269
Service fees, Class A                                                  11,260
Distribution and service fees, Class C                                    652
Administration fee                                                      3,360
Transfer agent                                                          4,916
Registration                                                           19,390
Professional                                                           16,108
Custodian                                                               8,680
Printing                                                                4,394
Trustees                                                                  391
Miscellaneous                                                             668
                                                                     --------
     Total expenses                                                   104,088
Less expenses reimbursed by investment adviser                        (44,296)
                                                                     --------
     Net expenses                                                      59,792
                                                                     --------
NET INVESTMENT INCOME (LOSS)                                          (32,352)
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               187,912
Net change in unrealized appreciation (depreciation)
   on investments                                                     430,072
                                                                     --------
NET GAIN (LOSS) ON INVESTMENTS                                        617,984
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $585,632
                                                                     ========


                       See Notes to Financial Statements

Phoenix Growth Opportunities Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                                Ended
                                                                                            March 31, 2007          Year Ended
                                                                                             (Unaudited)        September 30, 2006
                                                                                            --------------      ------------------
FROM OPERATIONS
   Net investment income (loss)                                                              $   (32,352)          $   (53,535)
   Net realized gain (loss)                                                                      187,912               (27,044)
   Net change in unrealized appreciation (depreciation)                                          430,072                67,931
                                                                                             -----------           -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   585,632               (12,648)
                                                                                             -----------           -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (252,477 and 42,915 shares, respectively)                     3,329,338               510,782
   Proceeds from shares issued in connection with reclassification from Class I Shares
     (0 and 950,317 shares, respectively) (See Note 11)                                               --            11,284,979
   Cost of shares repurchased (124,071 and 318,069 shares, respectively)                      (1,622,901)           (3,722,836)
                                                                                             -----------           -----------
Total                                                                                          1,706,437             8,072,925
                                                                                             -----------           -----------
CLASS C
   Proceeds from sales of shares (322 and 9,883 shares, respectively)                              4,192               117,000
                                                                                             -----------           -----------
Total                                                                                              4,192               117,000
                                                                                             -----------           -----------
CLASS I
   Proceeds from sales of shares (0 and 445,117 shares, respectively)                                 --             5,672,786
   Value of shares liquidated in connection with reclassification to Class A Shares
     (0 and 950,317 shares, respectively) (See Note 11)                                               --           (11,284,979)
   Cost of shares repurchased (0 and 107,819 shares, respectively)                                    --            (1,350,037)
                                                                                             -----------           -----------
Total                                                                                                 --            (6,962,230)
                                                                                             -----------           -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   1,710,629             1,227,695
                                                                                             -----------           -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       2,296,261             1,215,047

NET ASSETS
   Beginning of period                                                                         8,373,039             7,157,992
                                                                                             -----------           -----------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF $(32,352) AND $0, RESPECTIVELY)                                $10,669,300           $ 8,373,039
                                                                                             ===========           ===========


                       See Notes to Financial Statements

Phoenix Growth Opportunities Fund


                                                         FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A(3)
                                             ----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED SEPTEMBER 30,
                                             MARCH 31, 2007    -----------------------------------------------------------
                                               (UNAUDITED)     2006          2005         2004         2003      2002(4)
Net asset value, beginning of period             $12.22       $11.68         $9.88        $9.35       $6.59       $9.01
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                   (0.05)(1)    (0.07)(1)     (0.07)(1)    (0.07)      (0.06)      (0.08)
   Realized and unrealized gains (losses)
     on investments                                0.94         0.61          1.87         0.60        2.82       (2.34)
                                                 ------       ------        ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.89         0.54          1.80         0.53        2.76       (2.42)
                                                 ------       ------        ------       ------      ------      ------
Change in net asset value                          0.89         0.54          1.80         0.53        2.76       (2.42)
                                                 ------       ------        ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $13.11       $12.22        $11.68        $9.88       $9.35       $6.59
                                                 ======       ======        ======       ======      ======      ======
Total return(2)                                    7.28%(7)     4.62 %       18.22 %       5.67 %     41.88 %    (26.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $10,536       $8,253        $7,158       $4,430      $3,551      $4,847

RATIO TO AVERAGE NET ASSETS OF:
Net operating expenses                             1.30 %(6)    1.25 %        1.25 %       1.25 %      1.25 %      1.26 %(5)
Gross operating expenses                           2.27 %(6)    2.01 %        1.73 %       1.83 %      1.53 %      5.98 %(5)
Net investment income (loss)                      (0.70)%(6)   (0.56)%       (0.64)%      (0.70)%     (0.77)%     (0.71)%
Portfolio turnover                                   60 %(7)     189 %         206 %        262 %       282 %       392 %

                                                         CLASS C
                                             ----------------------------------
                                               SIX MONTHS
                                                 ENDED        FROM INCEPTION
                                             MARCH 31, 2007   JUNE 9, 2006 TO
                                               (UNAUDITED)  SEPTEMBER 30, 2006
Net asset value, beginning of period             $12.19            $11.87
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                (0.09)            (0.05)
   Net realized and unrealized gain (loss)         0.93              0.37
                                                 ------            ------
     TOTAL FROM INVESTMENT OPERATIONS              0.84              0.32
                                                 ------            ------
Change in net asset value                          0.84              0.32
                                                 ------            ------
NET ASSET VALUE, END OF PERIOD                   $13.03            $12.19
                                                 ------            ------
Total return(2)                                    6.89 %(7)         2.70 %(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $133              $120

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.05 %(6)         2.00 %(6)
   Gross operating expenses                        3.00 %(6)         3.72 %(6)
   Net investment income (loss)                   (1.45)%(6)        (1.28)%(6)
Portfolio turnover                                   60 %(7)          189 %(7)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Due to a reorganization on June 9, 2006, the Growth Opportunities Fund is the successor of the Turner Strategic Growth Fund. Class A treats the past performance of the Turner Strategic Growth Fund as its own.
(4) The information set forth in this table for the period prior to August 17, 2002, is the financial data of the Mercury Select Growth Fund, Class I Shares. From the period June 19, 2000, to August 17, 2002, the Mercury Select Growth Fund operated as a "feeder" fund that sought to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that had the same investment objective as the Fund. All investments were made at the master level. This structure is sometimes called a "master/feeder" structure.
(5) Expense ratios include the Mercury Select Growth Fund's Class I Shares portion of the master's allocated expense.
(6) Annualized.
(7) Not annualized.


                       See Notes to Financial Statements

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED)


1. ORGANIZATION

    Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    Currently, three Funds are offered for sale (each a "Fund"). The Phoenix Bond Fund ("Bond Fund") is diversified and has an investment objective of high total return from both current income and capital appreciation. The Phoenix Earnings Driven Growth Fund ("Earnings Driven Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix Growth Opportunities Fund ("Growth Opportunities Fund") is non-diversified and seeks capital appreciation.

    The Funds offer the following classes of shares for sale:

                                          Class I   Class A   Class B   Class C
                                          Shares    Shares    Shares    Shares
                                          -------   -------   -------   -------
Bond Fund...............................     x         x         x         x
Earnings Driven Growth Fund ............     x         x         x         x
Growth Opportunities Fund ..............     --        x         --        x

    Class I shares are sold without a sales charge. Class A shares for the Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares for the Earnings Driven Growth and Growth Opportunities Funds are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

    Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)


to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

    The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

    In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective six months following the end of the fiscal year ended September 30, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

    Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REPURCHASE AGREEMENTS:

    A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

    Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. DEBT INDEX SECURITIES:

    Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

    Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)

amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

    As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                       Adviser
                                         Fee
                                      --------
Bond Fund...........................   0.50%
Earnings Driven Growth Fund.........   0.80%

                First $1 Billion  $1 Billion through $2 Billion  Over $2 Billion
                ----------------  -----------------------------  ---------------
Growth
  Opportunities Fund   0.75%                 0.70%                 0.65%

    The Adviser has contractually agreed to limit each Fund's operating expenses (excluding interest, taxes, proxy fees, and extraordinary expenses) through January 31, 2008 for the Bond Fund and the Earnings Driven Growth Fund and through May 31, 2008 for the Growth Opportunities Fund, to the extent that such expenses exceed the following percentages of average annual net assets.

                                       Class I   Class A   Class B   Class C
                                       -------   -------   -------   -------
Bond Fund ..........................     0.90%     1.15%     1.90%     1.90%
Earnings Driven Growth Fund ........     1.20%     1.45%     2.20%     2.20%
Growth Opportunities Fund ..........       --      1.25%       --      2.00%

    The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement unless authorized to do so by the Board of Trustees.

    SCM Advisors LLC (f/k/a Seneca Capital Management LLC "SCM") is the subadviser to the Bond Fund and the Earnings Driven Growth Fund. SCM is an indirect, wholly-owned subsidiary of PNX. For its services, SCM is paid a fee by PIC.

    Turner Investment Partners, Inc. ("Turner") is the subadviser to the Growth Opportunities Fund. For its services, Turner is paid a fee by PIC.

    As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended March 31, 2007, as follows:


                                     Class A        Class B         Class C
                                   Net Selling      Deferred       Deferred
                                   Commissions   Sales Charges   Sales Charges
                                   -----------   -------------   -------------
 Bond Fund .....................       $810          $1,421            $ 5
 Earnings Driven Growth Fund ...        612           4,930             51
 Growth Opportunities Fund. ....        204              --             --


    In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. There are no distribution and/or service fees for Class I.

    Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

    PEPCO serves as the administrator to the Trust. For its services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended March 31, 2007, the Trust incurred administration fees totaling $56,425. PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended March 31, 2007, transfer agent fees were $93,885 as reported in the Statements of Operations, of which PEPCO retained the following:

Bond Fund ..................... $11,334
Earnings Driven Growth Fund ...  15,206
Growth Opportunities Fund .....   1,764

    At March 31, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                    Aggregate
                                                    Net Asset
                                  Shares              Value
                                  ------              -----
Bond Fund
   Class A .................... 1,849,006         $19,044,766
Growth Opportunities Fund
   Class C ....................     8,425             109,778

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)


    Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at March 31, 2007.

4. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2007, were as follows:

                                                     Purchases       Sales
                                                   ------------   ------------
Bond Fund ......................................    $11,325,883    $12,713,338
Earnings Driven Growth Fund ....................     17,989,257     25,741,047
Growth Opportunities Fund ......................      6,575,956      5,468,322

    Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2007, were as follows:

                                                     Purchases       Sales
                                                   ------------   ------------
Bond Fund ......................................   $147,450,657   $153,564,412


5. 10% SHAREHOLDERS

    As of March 31, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with PNX.

                                                   % of Shares     Number of
                                                   Outstanding      Accounts
                                                   ------------   ------------

Bond Fund ......................................        17%            1
Earnings Driven Growth Fund ....................        10%            1
Growth Opportunities Fund ......................        31%            2

6. CREDIT RISK AND ASSET CONCENTRATIONS

    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors. In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

    At March 31, 2007, the Earnings Driven Growth Fund and Growth Opportunities Fund held investments issued by various companies in the Information Technology, comprising 28% and 33%, respectively, of the total net assets of the Funds.

7. REGULATORY EXAMS

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

8. INDEMNIFICATIONS

    Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)


9. FEDERAL INCOME TAX INFORMATION

    The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                               Expiration Year
                       ---------------------------------------------------------
                            2009          2010           2011           2012
                       ------------   ------------   ------------   ------------
Bond Fund ...........   $       --    $         --    $        --       $273,543
Earnings Driven
  Growth Fund .......           --      22,527,297     39,716,177             --
Growth Opportunities
  Fund ..............    1,475,774       8,525,763      3,011,708             --


                                                   Expiration Year
                                      ------------------------------------------
                                          2013           2014           Total
                                      ------------   ------------   ------------
Bond Fund .........................       $407,985        $41,377   $    722,905
Earnings Driven
  Growth Fund .....................             --             --     62,243,474
Growth Opportunities
  Fund ............................             --             --     13,013,245

    The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. OTHER

    Effective January 5, 2007, Class X shares were renamed Class I shares.


11. MERGERS

    On May 19, 2006, the Phoenix Bond Fund ("Bond Fund") acquired all of the net assets of the Phoenix Intermediate Bond Fund ("Intermediate Bond Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Intermediate Bond Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 4,573,055 Class X shares of Bond Fund (valued at $46,685,805) for 4,528,299 Class X shares of the Intermediate Bond Fund outstanding on May 19, 2006. The Intermediate Bond Fund had net assets on that date of $46,685,805 including $1,200,811 of net depreciation which were combined with those of the Bond Fund. The aggregate net assets of the Bond Fund immediately after the merger were $105,282,429. The shareholders of Class X of the Intermediate Bond Fund received for each share owned approximately 1.01 Class X shares of the Bond Fund.

    On June 9, 2006, the shareholders of the Turner Strategic Growth Fund ("Strategic Growth"), formerly advised by Turner Investment Management LLC ("Turner"), pursuant to a Plan of Reorganization approved a tax-free reorganization in exchange for shares of the Growth Opportunities Fund. On June 9, 2006, the Growth Opportunities Fund acquired the assets and liabilities of the Strategic Growth Fund. The number and value of Class A shares issued by Growth Opportunities Fund were in amounts equal to the number and value of Class I shares held by Strategic Growth Fund shareholders as of the reorganization date. The financial information of the Fund through June 9, 2006 is that of the Turner Strategic Growth Fund.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BOND FUND (THE "FUND")
MARCH 31, 2007 (UNAUDITED)


    The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management, LLC (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

    During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits or telephone calls with the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year and year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark and Lipper peer group for all periods reported. The Board concluded that the Fund's performance was reasonable.

    PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the voluntary reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BOND FUND (THE "FUND")
MARCH 31, 2007 (UNAUDITED) (CONTINUED)


    MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were higher than the average total expenses for comparable funds and that the management fee was below the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

    ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadviser was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadviser and the portfolio managers. In this regard, the Board noted that each member of the portfolio management team had over 19 years of experience in the investment management business. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. Turning to compensation, the Board noted that the Subadviser's determination of the amount of bonus compensation to portfolio managers was based on the profitability of the Subadviser and the portfolio manager's long-term contributions to the firm. The Board also considered and was satisfied with the adequacy of the Subadviser's compliance program.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class I shares for the 1, 3 and 5 year and year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark and Lipper peer group for all periods reported. The Board concluded that the Fund's performance was reasonable.

    PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX EARNINGS DRIVEN GROWTH FUND (THE "FUND")
MARCH 31, 2007 (UNAUDITED)


    The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 15-16, 2006, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management, LLC (the "Subadvisor"). Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

    During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits or telephone calls with the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. While the Board noted that the Fund had trailed its benchmark for all periods, it also noted the Fund had outperformed its Lipper peer group during the recent year-to-date and 1 year periods. The Board also noted the change in performance after the change in investment managers as of October 1, 2005, and was satisfied with the recent performance.

    PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the contractual reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX EARNINGS DRIVEN GROWTH FUND (THE "FUND")
MARCH 31, 2007 (UNAUDITED) (CONTINUED)


    MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses and the management fee of the Fund were slightly less than those for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

    ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

    NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadviser to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadviser and the portfolio managers. In this regard, the Board noted that each member of the portfolio management team had over 12 years of experience in the investment management business. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. Turning to compensation, the Board noted that the Subadviser's determination of the amount of bonus compensation to portfolio managers was based on the profitability of the Subadviser and the portfolio manager's long-term contributions to the firm. The Board also considered and was satisfied with the adequacy of the Subadviser's compliance program.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. While the Board noted that the Fund had trailed its benchmark for all periods, it also noted the Fund had outperformed its Lipper peer group during the recent year-to-date and 1 year periods. The Board also noted the change in performance after the change in investment managers as of October 1, 2005, and was satisfied with the recent performance.

    PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

    ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX OPPORTUNITIES TRUST
                                OCTOBER 31, 2006
                                   (UNAUDITED)


    At a special meeting of shareholders of Phoenix Opportunities Trust (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:


NUMBER OF ELIGIBLE UNITS VOTED:

                                                                             FOR          AGAINST
                                                                        ------------     ---------
   To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected.

   E. Virgil Conway...............................................       121,064,647      625,812
   Harry Dalzell-Payne............................................       121,064,647      625,812
   Daniel T. Geraci...............................................       121,051,683      638,777
   Francis E. Jeffries............................................       121,064,647      625,812
   Leroy Keith, Jr................................................       121,064,647      625,812
   Marilyn E. LaMarche............................................       121,063,658      626,802
   Philip R. McLoughlin...........................................       121,064,647      625,812
   Geraldine M. McNamara..........................................       121,063,658      626,802
   James M. Oates.................................................       121,064,647      625,812
   Richard E. Segerson............................................       121,064,647      625,812
   Ferdinand L. J. Verdonck.......................................       121,064,647      625,812


                                                                             FOR          AGAINST      ABSTAIN
                                                                        ------------     ---------    ---------
   To ratify the appointment of PricewaterhouseCoopers LLC
   as the independent registered public accounting firm
   for the Trusts.................................................       120,692,791      177,364      820,305

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX OPPORTUNITIES TRUST
                               NOVEMBER 21, 2006
                                  (UNAUDITED)


    At a special meeting of shareholders of Phoenix Bond Fund, Phoenix Earnings Driven Growth Fund and Phoenix Growth Opportunities Fund (each a "Fund"), a series of Phoenix Opportunities Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:


NUMBER OF ELIGIBLE UNITS VOTED:

                                                           FOR           AGAINST      ABSTAIN          BROKER NON-VOTES
                                                       ------------     ---------    ---------         ----------------
        To approve a proposal to permit Phoenix Investment
    Counsel, Inc. ("PIC") to hire and replace subadvisers
    or to modify subadvisory agreements without
    shareholder approval.

    o    Phoenix Bond Fund.......................        7,684,290       148,429       37,867              1,259,749
    o    Phoenix Earnings Driven Growth Fund.....          909,781        43,947       21,763                496,307


        To approve the amendment of fundamental restrictions of the Fund with respect to loans.

    o    Phoenix Bond Fund.......................        7,734,068        79,671       56,846              1,259,749
    o    Phoenix Earnings Driven Growth Fund.....          915,784        35,993       23,714                496,307
    o    Phoenix Growth Opportunities Fund.......          402,298         5,503        3,469                139,938


        To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental.

    o    Phoenix Bond Fund.......................        5,233,743     2,581,524       55,319              1,259,749
    o    Phoenix Earnings Driven Growth Fund.....          757,016       189,940       28,534                496,307


    Shareholders did NOT approve these proposals for the Phoenix Bond Fund and Phoenix Earnings Driven Growth Fund.

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck


OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06103-2836

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIANS
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM

-------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

-------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                            ---------------


[GRAPHIC OMITTED]

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP1140A                                                                   5-07
BPD31653


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

       (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


       (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Phoenix Opportunities Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date              June 6, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date              June 6, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial
                           Officer and Treasurer
                           (principal financial officer)

Date              June 6, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.